NOTE 12: CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Disclosure of detailed information about convertible debentures

Convertible debentures consist of the following:

	As at December 31,
	2018	2017	2016
Balance, beginning of period	$1,835,225	$468,329	$143,341
Proceeds from Issuance of convertible debentures (a)(b)(c)(d)(e)(f)(g)	442,437	1,621,791	101,124
Amount allocated to conversion option (g)(h)	(172,386)	(1,047,347)
Amount converted to units (a)(b)(c)(d)(e)(f)(g)	(2,129,728)	–	–
Interest expense	57,397	125,079	33,942
Accretion expense	241,521	667,373	189,922
	$274,466	$1,835,225	$468,329